CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

	December 31, 2022
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$—	$—
Newmont loan (note 21)	—	—	—
Credit facility (note 22)	22,200	100,795	122,995
Fresnillo obligation (note 23)	22,800	—	22,800
	$45,000	$100,795	$145,795

	December 31, 2021
	Current	Long term	Total
Camino Rojo Project Loan (note 20)	$—	$113,260	$113,260
Newmont loan (note 21)	10,293	—	10,293
Credit facility (note 22)	—	—	—
Fresnillo obligation (note 23)	15,000	22,800	37,800
	$25,293	$136,060	$161,353

Schedule of borrowing costs capitalized

	At historical cost
					Accumulated
		Deposits to			foreign
	Mineral	construction	Construction in	Other costs	exchange on	Carrying
	properties	vendors	progress	capitalized	translation	value
At December 31, 2020	$39,272	$28,079	$4,845	$836	$(1,760)	$71,272
Additions	62,800	11,411	56,528	—	—	130,739
Borrowing costs capitalized	—	—	—	13,967	—	13,967
Change in site closure provision	—	—	—	4,653	—	4,653
Transfer within categories	—	(37,832)	37,832	—	—	—
Transfers to equipment	—	—	(2,484)	—	—	(2,484)
Due to changes in exchange rates	—	—	—	—	(4,398)	(4,398)
At December 31, 2021	$102,072	$1,658	$96,721	$19,456	$(6,158)	$213,749
Additions	—	—	5,636	—	—	5,636
Borrowing costs capitalized	—	—	—	4,085	—	4,085
Change in site closure provision	—	—	—	(238)	—	(238)
Transfer within categories	(4,060)	(1,589)	(509)	—	6,158	—
Transfer to producing mineral property	(98,012)	—	(101,848)	(23,303)	—	(223,163)
Transfer to other non-current assets	—	(69)	—	—	—	(69)
At December 31, 2022	$—	$—	$—	$—	$—	$—

Credit Facility
Disclosure of detailed information about borrowings [line items]
Schedule of long-tem debt

		Revolving
	Term facility	facility	Total
At December 31, 2021	$—	$—	$—
Advances during the year	100,000	30,000	130,000
Transaction costs paid, which are accreted over the term of each facility	(1,435)	(431)	(1,866)
Interest expense during the year	3,772	1,131	4,903
Accretion during the year	304	83	387
Interest paid during the year	(2,481)	(738)	(3,219)
Principal repayments during the year	(5,550)	—	(5,550)
Reallocated to accrued interest payable	(1,272)	(388)	(1,660)
At December 31, 2022	$93,338	$29,657	$122,995

Current	22,200	—	22,200
Non-current	71,138	29,657	100,795
	$93,338	$29,657	$122,995

Schedule of borrowing costs capitalized

	Transaction
	costs
Allocated to the term facility	$1,435	Accreted over the expected life (5 years)
Allocated to the revolving facility, drawn amount	431	Accreted over the expected life (3 years)
Allocated to the revolving facility, undrawn amount	287	Expensed at loan inception date
Total transaction costs incurred	$2,153